FAIR VALUE DISCLOSURES - Fair Value Measurement Reconciliation For All Levels (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Total Gains Losses Realized Unrealized Included In [Abstract]
Net derivative gains (losses)	$ (8)	$ 4	$ 1
Level 3 | Corporate
Total Gains Losses Realized Unrealized Included In [Abstract]
Beginning Balance	11	14	10
Investment gains (losses), reported in net investment income	0	0	0
Net derivative gains (losses)	0	0	0
Total realized and unrealized gains (losses)	0	0	0
Other comprehensive income (loss)	(1)	0	0
Purchases	14	1	0
Sales	(1)	(4)	(1)
Transfers into level 3	0	0	5
Transfers out of Level 3	(5)	0	0
Closing Balance	18	11	14
Change in unrealized gains or losses for the period included in earnings for instruments held at the end of the reporting period	0	0	0
Change in unrealized gains or losses for the period included in other comprehensive income for instruments held at the end of the reporting period.	$ (1)	$ 0	$ 0